NOTE 8 - TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Hong Kong Statutory income tax rate	0.1650	0.1650	0.1650
Income not generated in Hong Kong	(0.1530)	(0.1540)	(0.1480)
China statutory income tax rate	0.2500	0.2500	0.2500
Effect of PRC preferential tax rate and tax holidays	(0.0830)	(0.0930)	(0.0910)
Non-deductible permanent difference	(0.0180)	(0.0160)	(0.0250)
Research and development tax credit	(0.0090)	(0.0010)	(0.0030)
Effective tax rate	0.1520	0.1510	0.1480